SUMMARY OF QUARTERLY EARNINGS (UNAUDITED) (Details) - USD ($)	3 Months Ended								12 Months Ended
	Jan. 31, 2019	Oct. 31, 2018	Jul. 31, 2018	Apr. 30, 2018	Jan. 31, 2018	Oct. 31, 2017	Jul. 31, 2017	Apr. 30, 2017	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017
SUMMARY OF QUARTERLY EARNINGS (UNAUDITED)
Revenue	$ 7,483,923	$ 13,973,843	$ 19,151,952	$ 6,684,047	$ 4,565,998	$ 10,924,999	$ 14,237,447	$ 4,766,971	$ 47,293,765	$ 34,495,415	$ 10,887,193
Expenses	697,244	388,781	280,497	368,199	309,121	227,330	240,493	295,046	1,734,721	1,071,990	1,123,422
Net income	$ 6,786,679	$ 13,585,062	$ 18,871,455	$ 6,315,848	$ 4,256,877	$ 10,697,669	$ 13,996,954	$ 4,471,925	$ 45,559,044	$ 33,423,425	$ 9,763,771
Net income (loss) per unit (in dollars per unit)	$ 0.517	$ 1.035	$ 1.438	$ 0.481	$ 0.324	$ 0.815	$ 1.067	$ 0.341	$ 3.472	$ 2.548	$ 0.744